Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Intangible Assets [Abstract]
Intangible Assets

Note 3. Intangible Assets

The following is a summary of intangible assets which consists of licenses and patents:

	Weighted Average Remaining Amortization Period (years)	Cost	Accumulated Amortization	Net Book Value
March 31, 2015
Licenses	4.5	$462,234	$313,211	$149,023
Patents	1.7	1,893,185	1,686,298	206,887
Total	2.4	$2,355,419	$1,999,509	$355,910
December 31, 2014
Licenses	4.7	$462,234	$306,495	$155,739
Patents	1.9	1,893,185	1,638,975	254,210
Total	2.6	$2,355,419	$ 1, 945,470	$409,949

Amortization expense was $54,039 and $54,712 for the three months ended March 31, 2015 and 2014, respectively.

Based on the balance of licenses and patents at March 31, 2015, the annual amortization expense for each of the succeeding five years is estimated to be as follows:

Amortization Expense
April 1 through December 31,2015	$162,100
2016	$81,900
2017	$37,300
2018	$37,300
2019	$37,300

License fees and royalty payments are expensed as incurred as the Company does not attribute any future benefits to such payments.

Note 3. Intangible Assets

The following is a summary of intangible assets which consists of licenses and patents:

	Weighted Average Remaining Amortization Period (years)	Cost	Accumulated Amortization	Net Book Value
December 31, 2014
Licenses	4.7	$462,234	$306,495	$155,739
Patents	1.9	1,893,185	1,638,975	254,210
Total	2.6	$2,355,419	$1,945,470	$409,949
December 31, 2013
Licenses	5.7	$462,234	$279,258	$182,976
Patents	2.6	1,893,185	1,443,649	449,536
Total	3.4	$2,355,419	$1,722,907	$632,512

Amortization expense was $222,563 and $223,216 in 2014 and 2013, respectively.

Based on the balance of licenses and patents at December 31, 2014, the annual amortization expense for each of the succeeding five years is estimated to be as follows:

Year	Amortization Expense
2015	$173,000
2016	$62,000
2017	$62,000
2018	$62,000
2019	$50,949

License fees and royalty payments are expensed annually as incurred as the Company does not attribute any future benefits other than within that period.